Oil and Natural Gas Activities - Oil and Natural Gas Properties not Subject to Amortization (Detail) - Predecessor $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Leasehold acquisitions	$ 15,455
Capitalized interest	1,894
Wells and facilities in progress of completion	3,004
Total unevaluated oil and natural gas properties excluded from amortization	20,353
2016
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Leasehold acquisitions	14,170
Capitalized interest	1,356
Wells and facilities in progress of completion	3,004
Total unevaluated oil and natural gas properties excluded from amortization	18,530
2015
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Leasehold acquisitions	1,285
Capitalized interest	538
Total unevaluated oil and natural gas properties excluded from amortization	$ 1,823